Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful lives of fixed assets
Fixed Assets	Estimated Useful Lives (Years)
Computer equipment (including servers)	4 - 5
Leasehold improvements	The lesser of the term of the lease or the estimated useful lives of the assets
Office furniture	5
Vehicles	4 - 10

Estimated useful lives of intangible assets
Intangible Assets	Estimated Useful Lives (Years)
Copyright	5
Developed technologies	3 - 10
Domain names and trademarks	5 - 10
Computer software	3

Cost allocations of total expenses undertaken by Sohu
	For the Year Ended December 31,
	2015	2016	2017
Research and development expenses	$1,105	$788	$707
Share-based compensation related to Sogou employees	90	49	4
Total	$1,195	$837	$711